First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
August 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) – 88.6%
	Aerospace & Defense – 1.4%
$316,000	Amentum Holdings, Inc. (b)	7.25%	08/01/32	$329,771
420,000	Axon Enterprise, Inc. (b)	6.13%	03/15/30	432,567
280,000	Axon Enterprise, Inc. (b)	6.25%	03/15/33	290,139
2,281,000	TransDigm, Inc. (b)	6.63%	03/01/32	2,351,583
754,000	TransDigm, Inc. (b)	6.00%	01/15/33	763,004
3,665,000	TransDigm, Inc. (b)	6.38%	05/31/33	3,722,867
				7,889,931
	Alternative Carriers – 0.7%
3,646,000	Level 3 Financing, Inc. (b)	7.00%	03/31/34	3,673,972
	Apparel Retail – 0.8%
2,934,000	Hanesbrands, Inc. (b)	9.00%	02/15/31	3,122,125
500,000	Nordstrom, Inc.	4.00%	03/15/27	488,066
1,146,000	Nordstrom, Inc.	4.38%	04/01/30	1,061,120
				4,671,311
	Apparel, Accessories & Luxury Goods – 0.1%
567,000	Under Armour, Inc. (b)	7.25%	07/15/30	567,537
	Application Software – 5.1%
1,831,000	Cloud Software Group, Inc. (b)	6.50%	03/31/29	1,852,591
3,435,000	Cloud Software Group, Inc. (b)	9.00%	09/30/29	3,584,456
2,879,000	Cloud Software Group, Inc. (b)	8.25%	06/30/32	3,080,208
548,000	Cloud Software Group, Inc. (b)	6.63%	08/15/33	556,044
661,000	Ellucian Holdings, Inc. (b)	6.50%	12/01/29	674,079
2,445,875	GoTo Group, Inc. (b) (c)	5.50%	05/01/28	837,712
3,000,000	McAfee Corp. (b)	7.38%	02/15/30	2,773,877
1,513,000	Open Text Holdings, Inc. (b)	4.13%	12/01/31	1,393,411
6,464,000	RingCentral, Inc. (b)	8.50%	08/15/30	6,903,869
6,521,000	UKG, Inc. (b)	6.88%	02/01/31	6,747,474
				28,403,721
	Asset Management & Custody Banks – 0.4%
1,505,000	Osaic Holdings, Inc. (b)	6.75%	08/01/32	1,534,666
566,000	Osaic Holdings, Inc. (b)	8.00%	08/01/33	573,935
				2,108,601
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Co.	9.63%	04/22/30	3,923,869
	Automotive Retail – 0.4%
2,341,000	Mavis Tire Express Services Topco Corp. (b)	6.50%	05/15/29	2,340,894
	Broadcasting – 5.5%
2,974,000	Gray Television, Inc. (b)	4.75%	10/15/30	2,239,600
3,997,400	iHeartCommunications, Inc. (b)	10.88%	05/01/30	2,368,793
5,067,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	5,064,674
14,804,000	Sinclair Television Group, Inc. (b)	5.13%	02/15/27	14,115,170
6,614,000	TEGNA, Inc.	4.63%	03/15/28	6,583,988
				30,372,225
	Building Products – 3.5%
1,414,000	Advanced Drainage Systems, Inc. (b)	6.38%	06/15/30	1,446,630
2,241,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	2,310,877
9,304,000	Builders FirstSource, Inc. (b)	6.75%	05/15/35	9,714,338
1,848,000	CP Atlas Buyer, Inc. (b)	9.75%	07/15/30	1,908,319

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Building Products (Continued)
$1,622,000	Standard Building Solutions, Inc. (b)	6.50%	08/15/32	$1,675,229
999,000	Standard Building Solutions, Inc. (b)	6.25%	08/01/33	1,020,329
574,000	Standard Industries, Inc. (b)	4.75%	01/15/28	569,012
858,000	Standard Industries, Inc. (b)	4.38%	07/15/30	822,745
				19,467,479
	Cable & Satellite – 4.3%
1,567,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	6.38%	09/01/29	1,591,917
1,184,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	1,138,645
1,953,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.50%	08/15/30	1,849,971
3,219,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	7.38%	03/01/31	3,332,700
250,000	CSC Holdings LLC (b)	3.38%	02/15/31	160,087
7,469,000	CSC Holdings LLC (b)	4.50%	11/15/31	4,850,858
7,058,000	DISH Network Corp. (b)	11.75%	11/15/27	7,466,613
3,290,537	EchoStar Corp.	10.75%	11/30/29	3,544,451
				23,935,242
	Casinos & Gaming – 2.4%
1,438,000	Boyd Gaming Corp. (b)	4.75%	06/15/31	1,384,941
1,999,000	Caesars Entertainment, Inc. (b)	4.63%	10/15/29	1,907,581
2,299,000	Caesars Entertainment, Inc. (b)	6.00%	10/15/32	2,255,545
3,891,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (b)	6.75%	01/15/30	3,662,520
1,163,000	Light & Wonder International, Inc. (b)	7.50%	09/01/31	1,214,780
293,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (b)	6.63%	03/01/30	281,404
2,286,000	Station Casinos LLC (b)	4.50%	02/15/28	2,254,649
408,000	Station Casinos LLC (b)	4.63%	12/01/31	386,345
				13,347,765
	Commercial & Residential Mortgage Finance – 0.8%
2,254,000	PennyMac Financial Services, Inc. (b)	6.75%	02/15/34	2,271,093
1,878,000	Rocket Cos, Inc. (b)	6.38%	08/01/33	1,951,195
				4,222,288
	Commercial Printing – 0.2%
1,440,000	LABL, Inc. (b)	8.63%	10/01/31	1,064,383
	Construction & Engineering – 1.2%
1,000,000	AECOM (b)	6.00%	08/01/33	1,021,350
3,855,000	Pike Corp. (b)	5.50%	09/01/28	3,858,990
1,235,000	Pike Corp. (b)	8.63%	01/31/31	1,323,138
273,000	Williams Scotsman, Inc. (b)	6.63%	04/15/30	282,787
				6,486,265
	Construction Materials – 1.2%
1,529,000	JH North America Holdings, Inc. (b)	6.13%	07/31/32	1,552,875
4,953,000	Quikrete Holdings, Inc. (b)	6.75%	03/01/33	5,137,732
				6,690,607
	Consumer Finance – 1.2%
560,000	EZCORP, Inc. (b)	7.38%	04/01/32	591,853
3,056,000	FirstCash, Inc. (b)	4.63%	09/01/28	3,002,856
2,904,000	FirstCash, Inc. (b)	6.88%	03/01/32	3,017,067

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Consumer Finance (Continued)
$291,000	Navient Corp.	7.88%	06/15/32	$307,338
				6,919,114
	Data Processing & Outsourced Services – 0.3%
843,000	Block, Inc. (b)	5.63%	08/15/30	862,243
562,000	Block, Inc. (b)	6.00%	08/15/33	577,329
				1,439,572
	Diversified Metals & Mining – 0.2%
570,000	SCIH Salt Holdings, Inc. (b)	4.88%	05/01/28	557,430
300,000	SCIH Salt Holdings, Inc. (b)	6.63%	05/01/29	301,530
				858,960
	Diversified Support Services – 0.5%
901,000	RB Global Holdings, Inc. (b)	6.75%	03/15/28	923,326
1,978,000	RB Global Holdings, Inc. (b)	7.75%	03/15/31	2,078,174
				3,001,500
	Electric Utilities – 2.4%
1,278,000	Alpha Generation LLC (b)	6.75%	10/15/32	1,318,540
10,952,000	Lightning Power LLC (b)	7.25%	08/15/32	11,625,296
641,000	Vistra Operations Co. LLC (b)	7.75%	10/15/31	681,451
				13,625,287
	Electrical Components & Equipment – 0.1%
333,000	Sensata Technologies, Inc. (b)	3.75%	02/15/31	306,340
	Environmental & Facilities Services – 1.3%
1,196,000	Allied Universal Holdco LLC (b)	7.88%	02/15/31	1,257,779
1,956,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (b)	6.88%	06/15/30	2,015,907
2,949,000	Waste Pro USA, Inc. (b)	7.00%	02/01/33	3,090,938
618,000	Wrangler Holdco Corp. (b)	6.63%	04/01/32	644,659
				7,009,283
	Fertilizers & Agricultural Chemicals – 0.1%
338,000	Scotts Miracle-Gro Co. (The)	4.38%	02/01/32	312,305
	Food Distributors – 1.8%
603,000	US Foods, Inc. (b)	4.75%	02/15/29	594,368
5,250,000	US Foods, Inc. (b)	4.63%	06/01/30	5,135,514
2,078,000	US Foods, Inc. (b)	7.25%	01/15/32	2,184,491
2,079,000	US Foods, Inc. (b)	5.75%	04/15/33	2,090,986
				10,005,359
	Health Care Facilities – 1.3%
3,229,000	AHP Health Partners, Inc. (b)	5.75%	07/15/29	3,216,648
309,000	Concentra Health Services, Inc. (b)	6.88%	07/15/32	320,712
3,722,000	Select Medical Corp. (b)	6.25%	12/01/32	3,746,815
				7,284,175
	Health Care Services – 1.1%
5,260,000	Raven Acquisition Holdings LLC (b)	6.88%	11/15/31	5,371,591
567,000	Surgery Center Holdings, Inc. (b)	7.25%	04/15/32	588,738
				5,960,329

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Health Care Supplies – 1.7%
$5,020,000	Medline Borrower, L.P. (b)	3.88%	04/01/29	$4,823,576
4,488,000	Medline Borrower, L.P. (b)	5.25%	10/01/29	4,447,352
				9,270,928
	Health Care Technology – 1.1%
6,527,000	AthenaHealth Group, Inc. (b)	6.50%	02/15/30	6,408,581
	Hotels, Resorts & Cruise Lines – 0.2%
284,000	RHP Hotel Properties LP / RHP Finance Corp. (b)	6.50%	06/15/33	293,535
937,000	Vail Resorts, Inc. (b)	6.50%	05/15/32	971,121
				1,264,656
	Household Products – 1.5%
2,733,000	Energizer Holdings, Inc. (b)	6.50%	12/31/27	2,759,879
1,746,000	Energizer Holdings, Inc. (b)	4.75%	06/15/28	1,718,862
4,009,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	3,842,015
				8,320,756
	Housewares & Specialties – 0.5%
426,000	Newell Brands, Inc. (b)	8.50%	06/01/28	450,804
2,146,000	Newell Brands, Inc.	6.63%	05/15/32	2,100,160
				2,550,964
	Human Resource & Employment Services – 1.3%
3,756,000	TriNet Group, Inc. (b)	7.13%	08/15/31	3,908,404
4,115,000	ZipRecruiter, Inc. (b)	5.00%	01/15/30	3,337,509
				7,245,913
	Industrial Machinery & Supplies & Components – 0.7%
752,000	Gates Corp. (The) (b)	6.88%	07/01/29	782,827
2,161,000	Madison IAQ LLC (b)	5.88%	06/30/29	2,141,160
1,175,000	SPX FLOW, Inc. (b)	8.75%	04/01/30	1,221,861
				4,145,848
	Insurance Brokers – 11.8%
6,702,000	Acrisure LLC / Acrisure Finance, Inc. (b)	7.50%	11/06/30	6,950,021
1,750,000	Acrisure LLC / Acrisure Finance, Inc. (b)	6.75%	07/01/32	1,796,865
7,065,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	10/15/27	7,086,365
7,588,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	04/15/28	7,746,043
210,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	5.88%	11/01/29	207,658
2,112,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.50%	10/01/31	2,161,581
603,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	7.38%	10/01/32	621,985
3,710,000	AmWINS Group, Inc. (b)	6.38%	02/15/29	3,804,649
3,035,000	AmWINS Group, Inc. (b)	4.88%	06/30/29	2,963,033
7,764,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (b)	7.13%	05/15/31	8,064,335
2,092,000	BroadStreet Partners, Inc. (b)	5.88%	04/15/29	2,082,164
4,075,000	HUB International Ltd. (b)	5.63%	12/01/29	4,091,785
4,625,000	HUB International Ltd. (b)	7.38%	01/31/32	4,867,609
8,880,000	Panther Escrow Issuer LLC (b)	7.13%	06/01/31	9,221,125

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Insurance Brokers (Continued)
$3,711,000	Ryan Specialty LLC (b)	5.88%	08/01/32	$3,738,758
				65,403,976
	Interactive Media & Services – 1.3%
2,101,000	Cars.com, Inc. (b)	6.38%	11/01/28	2,106,295
2,532,000	Snap, Inc. (b)	6.88%	03/01/33	2,561,002
2,088,000	Snap, Inc. (b)	6.88%	03/15/34	2,098,676
584,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (b)	3.88%	02/01/29	548,825
				7,314,798
	Internet Services & Infrastructure – 0.8%
4,210,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	4,196,952
	Investment Banking & Brokerage – 0.3%
923,000	Jane Street Group / JSG Finance, Inc. (b)	6.13%	11/01/32	927,931
860,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	889,228
				1,817,159
	IT Consulting & Other Services – 0.0%
282,000	CACI International, Inc. (b)	6.38%	06/15/33	291,219
	Leisure Facilities – 0.5%
876,000	Life Time, Inc. (b)	6.00%	11/15/31	885,865
283,000	SeaWorld Parks & Entertainment, Inc. (b)	5.25%	08/15/29	277,987
586,000	Six Flags Entertainment Corp. (b)	7.25%	05/15/31	589,253
1,193,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (b)	6.63%	05/01/32	1,213,133
				2,966,238
	Leisure Products – 0.3%
765,000	Acushnet Co. (b)	7.38%	10/15/28	801,644
611,000	Amer Sports Co. (b)	6.75%	02/16/31	637,410
				1,439,054
	Life Sciences Tools & Services – 2.4%
3,153,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	3,105,112
3,000,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,846,434
1,483,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	1,372,923
794,000	Fortrea Holdings, Inc. (b)	7.50%	07/01/30	757,457
2,802,000	IQVIA, Inc. (b)	6.50%	05/15/30	2,907,650
2,318,000	Star Parent, Inc. (b)	9.00%	10/01/30	2,456,837
				13,446,413
	Managed Health Care – 1.0%
2,000,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	1,838,490
2,076,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,857,501
1,740,000	Molina Healthcare, Inc. (b)	6.25%	01/15/33	1,753,541
				5,449,532
	Metal, Glass & Plastic Containers – 1.2%
903,000	Ball Corp.	6.88%	03/15/28	922,382
4,227,000	Ball Corp.	2.88%	08/15/30	3,826,897
1,295,000	Magnera Corp. (b)	7.25%	11/15/31	1,226,721
650,000	Owens-Brockway Glass Container, Inc. (b)	7.38%	06/01/32	656,082
				6,632,082

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Office Services & Supplies – 0.8%
$4,462,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (b)	6.75%	08/15/32	$4,629,280
	Oil & Gas Refining & Marketing – 1.7%
2,688,000	Venture Global LNG, Inc. (b)	8.38%	06/01/31	2,821,870
5,940,000	Venture Global LNG, Inc. (b)	9.88%	02/01/32	6,471,654
				9,293,524
	Oil & Gas Storage & Transportation – 1.4%
280,000	Rockies Express Pipeline LLC (b)	6.75%	03/15/33	292,832
5,143,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	5,644,432
1,439,000	Venture Global Plaquemines LNG LLC (b)	6.50%	01/15/34	1,503,168
286,000	Venture Global Plaquemines LNG LLC (b)	7.75%	05/01/35	318,625
				7,759,057
	Other Specialty Retail – 0.2%
690,000	PetSmart LLC / PetSmart Finance Corp. (b)	7.50%	09/15/32	684,563
563,000	PetSmart LLC / PetSmart Finance Corp. (b)	10.00%	09/15/33	552,890
				1,237,453
	Packaged Foods & Meats – 3.6%
1,002,000	BellRing Brands, Inc. (b)	7.00%	03/15/30	1,037,051
1,198,000	Fiesta Purchaser, Inc. (b)	7.88%	03/01/31	1,272,725
1,506,000	Fiesta Purchaser, Inc. (b)	9.63%	09/15/32	1,621,827
374,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	372,795
2,154,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	2,027,627
3,312,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	3,394,025
7,308,000	Post Holdings, Inc. (b)	6.25%	02/15/32	7,516,395
3,018,000	Post Holdings, Inc. (b)	6.38%	03/01/33	3,056,190
				20,298,635
	Paper & Plastic Packaging Products & Materials – 4.0%
1,415,000	Clydesdale Acquisition Holdings, Inc. (b)	6.75%	04/15/32	1,454,833
14,125,000	Graham Packaging Co., Inc. (b)	7.13%	08/15/28	14,159,832
3,239,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	3,043,679
936,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	952,190
566,000	Sealed Air Corp. (b)	5.00%	04/15/29	561,837
2,070,000	Sealed Air Corp. / Sealed Air Corp. US (b)	6.13%	02/01/28	2,101,170
				22,273,541
	Passenger Ground Transportation – 0.4%
2,126,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)	8.25%	01/15/30	2,202,633
	Rail Transportation – 0.4%
2,466,000	Genesee & Wyoming, Inc. (b)	6.25%	04/15/32	2,510,514
	Real Estate Operating Companies – 0.7%
3,693,000	Service Properties Trust	8.88%	06/15/32	3,813,582
	Real Estate Services – 0.1%
737,000	Cushman & Wakefield US Borrower LLC (b)	8.88%	09/01/31	790,805
	Research & Consulting Services – 1.1%
2,426,000	Clarivate Science Holdings Corp. (b)	3.88%	07/01/28	2,342,165
3,371,000	Clarivate Science Holdings Corp. (b)	4.88%	07/01/29	3,187,553
342,000	CoreLogic, Inc. (b)	4.50%	05/01/28	328,403
				5,858,121

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Restaurants – 0.3%
$515,000	Brinker International, Inc. (b)	8.25%	07/15/30	$547,936
1,250,000	Raising Cane’s Restaurants LLC (b)	9.38%	05/01/29	1,319,203
				1,867,139
	Security & Alarm Services – 0.7%
618,000	Brink’s Co. (The) (b)	6.50%	06/15/29	635,986
2,999,000	Brink’s Co. (The) (b)	6.75%	06/15/32	3,109,123
				3,745,109
	Specialized Consumer Services – 0.5%
2,441,000	Wand NewCo 3, Inc. (b)	7.63%	01/30/32	2,588,934
	Systems Software – 1.7%
3,636,000	Gen Digital, Inc. (b)	7.13%	09/30/30	3,766,725
2,025,000	Gen Digital, Inc. (b)	6.25%	04/01/33	2,087,374
1,697,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	1,698,722
1,643,000	SS&C Technologies, Inc. (b)	6.50%	06/01/32	1,706,175
				9,258,996
	Technology Hardware, Storage & Peripherals – 0.3%
1,446,000	Fair Isaac Corp. (b)	6.00%	05/15/33	1,469,017
	Trading Companies & Distributors – 5.0%
574,000	EquipmentShare.com, Inc. (b)	9.00%	05/15/28	608,639
1,502,000	EquipmentShare.com, Inc. (b)	8.00%	03/15/33	1,596,988
561,000	Foundation Building Materials, Inc. (b)	6.00%	03/01/29	567,645
2,443,000	Herc Holdings, Inc. (b)	7.25%	06/15/33	2,564,530
848,000	LBM Acquisition LLC (b)	9.50%	06/15/31	889,781
1,720,000	Park River Holdings, Inc. (b)	5.63%	02/01/29	1,610,036
6,731,000	QXO Building Products, Inc. (b)	6.75%	04/30/32	6,968,636
7,955,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	8,160,215
2,677,000	Veritiv Operating Co. (b)	10.50%	11/30/30	2,901,113
860,000	WESCO Distribution, Inc. (b)	6.38%	03/15/33	892,543
1,178,000	White Cap Buyer LLC (b)	6.88%	10/15/28	1,177,872
				27,937,998
	Transaction & Payment Processing Services – 0.1%
638,000	Boost Newco Borrower LLC (b)	7.50%	01/15/31	677,277
143,000	WEX, Inc. (b)	6.50%	03/15/33	146,418
				823,695
	Total Corporate Bonds and Notes			492,411,416
	(Cost $485,086,236)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) – 24.4%
	Advertising – 0.3%
1,750,301	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	8.95%	02/20/32	1,759,053
	Aerospace & Defense – 0.3%
1,561,191	Spirit AeroSystems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.81%	01/15/27	1,570,948

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Application Software – 4.4%
$6,177,416	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan , 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/09/32	$6,210,218
1,861,491	Inmar, Inc., Refi Term Loan , 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.80%	10/30/31	1,868,481
3,346,145	Internet Brands, Inc. (Web MD / MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	05/03/28	3,113,788
2,955,695	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.22%	04/30/28	2,572,075
2,427,257	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (c)	9.22%	04/30/28	883,352
708,540	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.35%	03/01/29	678,721
2,138,520	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.30%	05/08/33	2,134,521
2,953,964	Solera Holdings, Inc. (Polaris Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.32%	06/04/28	2,818,850
1,562,113	Starlight Parent LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.36%	04/16/32	1,544,055
2,758,064	X.AI LLC, Fixed Rate Term Loan	12.50%	06/30/30	2,763,677
				24,587,738
	Asset Management & Custody Banks – 0.2%
1,304,395	Jump Financial LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.83%	02/26/32	1,317,439
	Automotive Retail – 0.5%
2,636,179	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.20%	05/04/28	2,645,524
	Data Processing & Outsourced Services – 0.6%
281,204	Paysafe Holdings US Corp., Facility B1 Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.18%	06/28/28	280,852
3,101,435	Skopima Consilio Parent LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	05/17/28	2,932,515
				3,213,367
	Diversified Support Services – 0.3%
1,852,726	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.45%	02/22/31	1,758,543
	Electronic Equipment & Instruments – 0.7%
1,276,175	DG Investment Intermediate Holdings 2, Inc., Second Lien, 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.82%	07/31/33	1,271,389
542,765	DG Investment Intermediate Holdings 2, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.10%	07/10/32	546,157
2,049,182	VeriFone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	10.07%	08/21/28	1,956,652
				3,774,198
	Food Distributors – 0.1%
761,345	C&S Wholesale Grocers, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.27%	09/30/30	746,598

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Health Care Facilities – 0.6%
$3,253,491	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	12/06/28	$3,277,892
	Health Care Services – 0.4%
2,220,479	Opal US LLC, Facility B2 (USD), 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.44%	04/23/32	2,236,089
	Health Care Technology – 1.6%
9,027,053	Cotiviti, Inc. (Verscend Technologies, Inc.), Fixed Rate Term Loan	7.63%	05/01/31	9,156,816
	Home Furnishings – 0.1%
553,392	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	10/20/28	538,074
	Industrial Machinery & Supplies & Components – 0.8%
4,257,900	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	10/23/28	4,281,851
	Insurance Brokers – 5.6%
4,702,000	Alera Group Intermediate Holdings, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.82%	05/30/33	4,887,141
4,403,127	Howden Group Holdings, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	04/18/30	4,420,674
1,926,840	Hub International Limited, 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.83%	06/20/30	1,932,823
2,992,862	Hyperion Refinance Sarl, 2031 Maturity Refi Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	02/18/31	2,997,126
6,568,004	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.57%	07/02/32	6,654,209
3,221,788	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	07/02/31	3,227,201
1,120,385	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	06/17/32	1,126,693
5,772,320	Truist Insurance Holdings LLC (McGriff / Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	05/06/32	5,908,200
				31,154,067
	Interactive Media & Services – 1.1%
3,310,572	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3	9.50%	10/29/29	3,259,722
2,701,141	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.96%	10/26/29	2,644,228
				5,903,950
	IT Consulting & Other Services – 2.2%
6,260,435	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.40%	10/01/27	6,171,224
5,764,563	Informatica LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	10/30/28	5,782,577
				11,953,801
	Life Sciences Tools & Services – 0.4%
2,437,119	Syneos Health, Inc. (Star Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	09/30/30	2,426,152

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Metal, Glass & Plastic Containers – 0.3%
$1,793,943	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.19-8.32%	09/15/28	$1,797,531
	Other Specialty Retail – 0.1%
489,361	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.81%	03/04/28	473,968
	Research & Consulting Services – 0.5%
1,000,986	Amspec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.80%	12/22/31	1,008,649
1,575,540	Camelot US Acquisition LLC, 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	01/31/31	1,581,944
				2,590,593
	Restaurants – 0.3%
1,774,187	IRB Holding Corp. (Arby’s / Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.82%	12/15/27	1,774,746
	Security & Alarm Services – 1.0%
5,445,488	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	02/01/29	5,454,337
	Systems Software – 0.9%
1,821,938	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + 6.75%, 0.75% Floor	11.20%	03/02/29	1,565,345
131,425	Kaseya, Inc., Second Lien Term Loan , 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.32%	03/20/33	132,042
1,009,800	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.07%	07/26/32	1,014,849
1,825,431	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	1,838,739
700,757	Proofpoint, Inc., Incr Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	705,865
				5,256,840
	Trading Companies & Distributors – 1.1%
1,741	Foundation Building Materials, Inc., Term Loan B2, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.32%	01/29/31	1,750
686,144	Foundation Building Materials, Inc., Term Loan B2, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.31%	01/29/31	689,660
971,549	LBM Acquisition LLC, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	9.36%	06/06/31	964,991
1,222,782	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	11/29/30	1,210,891
3,405,403	Vista Management Holding, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.04%	03/31/31	3,430,944
				6,298,236
	Total Senior Floating-Rate Loan Interests			135,948,351
	(Cost $137,201,236)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) – 14.2%
	Aerospace & Defense – 0.3%
1,695,000	Bombardier, Inc. (b)	6.75%	06/15/33	1,764,683

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Air Freight & Logistics – 0.3%
$1,418,000	Phoenix Aviation Capital Ltd. (b)	9.25%	07/15/30	$1,504,107
	Automotive Parts & Equipment – 1.9%
8,691,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	8.50%	05/15/27	8,743,859
1,514,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	6.75%	02/15/30	1,569,783
				10,313,642
	Casinos & Gaming – 0.0%
140,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	145,370
	Data Processing & Outsourced Services – 0.4%
2,498,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (b)	4.00%	06/15/29	2,327,686
	Environmental & Facilities Services – 0.5%
2,750,000	GFL Environmental, Inc. (b)	6.75%	01/15/31	2,874,251
	Health Care Services – 0.8%
4,426,000	Opal Bidco SAS (b)	6.50%	03/31/32	4,506,770
	Hotels, Resorts & Cruise Lines – 1.1%
2,355,000	Carnival Corp. (b)	5.88%	06/15/31	2,415,688
2,950,000	Carnival Corp. (b)	5.75%	08/01/32	3,002,363
573,000	NCL Corp Ltd. (b)	6.75%	02/01/32	591,300
				6,009,351
	Insurance Brokers – 2.1%
7,500,000	Ardonagh Finco Ltd. (b)	7.75%	02/15/31	7,854,090
556,000	Ardonagh Group Finance Ltd. (b)	8.88%	02/15/32	589,044
1,042,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (b)	7.25%	02/15/31	1,077,014
211,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (b)	8.13%	02/15/32	219,826
1,661,000	Jones Deslauriers Insurance Management, Inc. (b)	8.50%	03/15/30	1,758,026
289,000	Jones Deslauriers Insurance Management, Inc. (b)	10.50%	12/15/30	307,099
				11,805,099
	IT Consulting & Other Services – 1.3%
7,599,000	Elastic NV (b)	4.13%	07/15/29	7,320,516
	Metal, Glass & Plastic Containers – 1.1%
2,970,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (b)	6.00%	06/15/27	2,972,461
1,399,000	Canpack SA / Canpack US LLC (b)	3.88%	11/15/29	1,318,907
873,000	Trivium Packaging Finance B.V. (b)	8.25%	07/15/30	928,065
581,000	Trivium Packaging Finance B.V. (b)	12.25%	01/15/31	623,530
				5,842,963
	Packaged Foods & Meats – 0.7%
3,745,000	Froneri Lux FinCo SARL (b)	6.00%	08/01/32	3,768,596
	Restaurants – 2.4%
14,344,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	13,424,960
	Security & Alarm Services – 0.4%
158,000	Garda World Security Corp. (b)	8.25%	08/01/32	164,425
1,992,000	Garda World Security Corp. (b)	8.38%	11/15/32	2,079,441
				2,243,866

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Specialized Consumer Services – 0.6%
$3,073,000	Belron UK Finance PLC (b)	5.75%	10/15/29	$3,114,252
	Trading Companies & Distributors – 0.3%
1,720,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (b)	7.00%	05/21/30	1,779,173
	Total Foreign Corporate Bonds and Notes			78,745,285
	(Cost $76,803,024)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
220,989	Akorn, Inc. (f) (g) (h)	8,840
	(Cost $2,534,056)
MONEY MARKET FUNDS (a) – 0.1%
269,578	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (i)	269,578
	(Cost $269,578)
	Total Investments – 127.3%	707,383,470
	(Cost $701,894,130)
	Outstanding Loan – (28.8)%	(160,000,000)
	Net Other Assets and Liabilities – 1.5%	8,451,692
	Net Assets – 100.0%	$555,835,162

(a)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At August 31, 2025, the segregated value of these securities amounts to $705,653,566.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2025, securities noted as such amounted to $544,272,543 or
97.9% of net assets.

(c)	This security does not serve as collateral for the outstanding loan.
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	This issuer has filed for protection in bankruptcy court.
(g)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(h)	Non-income producing security.
(i)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows:
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$492,411,416	$—	$492,411,416	$—
Senior Floating-Rate Loan Interests*	135,948,351	—	135,948,351	—
Foreign Corporate Bonds and Notes*	78,745,285	—	78,745,285	—
Common Stocks*	8,840	—	8,840	—
Money Market Funds	269,578	269,578	—	—
Total Investments	$707,383,470	$269,578	$707,113,892	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of August 31, 2025, the Fund had the following unfunded loan commitment, which is categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
AmSpec Parent LLC, Refi Delayed Draw Term Loan	$ 153,998	$ 153,998	$ 155,177	$ 1,179

Restricted Securities
As of August 31, 2025, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	220,989	$0.04	$2,534,056	$8,840	0.00%†
† Amount is less than 0.01%.